STOCKHOLDERS' DEFICIENCY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 13, 2017	Aug. 31, 2015	Oct. 03, 2013	Feb. 20, 2017	Jun. 24, 2016	Jan. 31, 2017	Mar. 31, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock split ratio									one-for-100
Stock Issued During Period, Value, New Issues									$ 6,322
Treasury stock shares acquired									90,000
Treasury stock shares acquired, value									$ 25
Shares called by warrants	178,570
Warrant exercise price	$ 4.8
Deferred private placement costs										$ 90
Deferred private placement costs that were paid										4
Number of shares available for grant									251,215
Expiration period of awards									10 years
Aggregate intrinsic value of outstanding and exercisable options									$ 0
Fair value of warrants									$ 2,434
Expected life									2 years
General and administrative expenses									$ 6,629	1,039
Annual retainer amount in monthly installments					$ 40
One time bonus on completion of financing round					$ 150
Percentage of issued and outstanding fully diluted shares					3.00%
Weighted average grant date fair value of options grant									$ 1.87
Ordinary Shares reserved for issuance									799,486
Vested immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting shares					33.33%
Vested after 6 month [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting shares					33.33%
Vested after 12 month [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting shares					33.33%
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's granted									364,286
Additional compensation expense									$ 1,433
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of warrants	$ 480
Share price	$ 3.98
Exercise price	$ 4.80
Expected dividend rate	0.00%
Expected standard deviation	75.23%
Risk-free interest rates	2.20%
Expected life	7 years
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's granted	492,624
RSU's vested	246,312
RSU's cancelled								246,312
Director [Member] | RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term of awards		3 years
RSU's granted									7,854
RSU's vested									3,927
General and administrative expenses									$ 1,961
Director [Member] | RSU [Member] | Restricted Shares Cancelled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
General and administrative expenses									844
Strategic Adviser [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares called by warrants			85,474
Warrant exercise price			$ 8.19
General and administrative expenses			$ 94
Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional compensation expense				$ 13
Employees, Directors and Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional compensation expense									3,909	$ 243
Unrecognized estimated compensation cost									$ 220
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options grant									$ 1.76
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term of awards									2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term of awards									4 years
SPA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price per unit						$ 0.01
Sale of Stock, Price Per Share						$ 6.00
Total Purchase Price						$ 10,210
Shares issued in merger transaction						1,701,616
Shares issued in merger transaction, value						$ 1,170
Direct and incremental costs						1,049	$ 199
Aggregate consideration						15,000
Finance expenses						$ 2,434	$ 15		$ 18
Stock Issued During Period, Shares, New Issues	6,473
Debt Conversion, Converted Instrument, Shares Issued	1,390,595						110,494
Debt Conversion, Converted Instrument, Amount	$ 3,955						$ 663
Warrants issued						1,701,616
Warrant exercise price						$ 6.90
Expiration period of awards						5 years
SPA [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Consideration Received on Transaction						$ 10,000
SPA [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Consideration Received on Transaction						$ 25,000